UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Real Estate Securities Income Fund
(formerly DWS RREEF Real Estate Securities Income Fund)
	Shares	Value ($)
Common Stocks 78.5%
Real Estate Investment Trust (“REITs”) 78.5%
Apartments 4.1%
Camden Property Trust	1,230	84,292
Education Realty Trust, Inc.	32,832	337,513
Equity Residential	2,720	167,498
Mid-America Apartment Communities, Inc.	4,305	282,623

		871,926
Diversified 25.4%
Artis Real Estate Investment Trust	31,318	428,125
Cominar Real Estate Investment Trust (a)	24,330	410,587
Crombie Real Estate Investment Trust	36,950	427,253
Digital Realty Trust, Inc.	2,290	142,850
Dream Office Real Estate Investment Trust (a)	15,370	383,718
Duke Realty Corp.	17,570	301,853
DuPont Fabros Technology, Inc.	9,370	253,365
Equity Lifestyle Properties, Inc.	7,910	335,067
H&R Real Estate Investment Trust (Units)	17,280	337,284
Investors Real Estate Trust (a)	39,890	307,153
Lexington Realty Trust	25,180	246,512
Liberty Property Trust	18,540	616,640
National Health Investors, Inc.	4,590	262,273
PS Business Parks, Inc.	3,310	252,023
Retail Properties of America, Inc. "A"	34,590	506,052
Washington Real Estate Investment Trust	9,120	231,466

		5,442,221
Health Care 14.3%
Chartwell Retirement Residences (a)	30,610	299,554
HCP, Inc.	22,720	902,211
LTC Properties, Inc.	2,450	90,380
Omega Healthcare Investors, Inc.	5,377	183,840
Sabra Health Care REIT, Inc.	11,700	284,544
Senior Housing Properties Trust	19,730	412,752
Universal Health Realty Income Trust	8,020	334,274
Ventas, Inc.	8,950	554,452

		3,062,007
Hotels 3.8%
Chesapeake Lodging Trust	10,320	300,828
Hospitality Properties Trust	9,600	257,760
LaSalle Hotel Properties	2,410	82,518
RLJ Lodging Trust	5,860	166,834

		807,940
Industrial 2.6%
DCT Industrial Trust, Inc.	33,700	253,087
EastGroup Properties, Inc.	4,920	298,103

		551,190
Office 11.0%
Boston Properties, Inc.	2,040	236,150
Brandywine Realty Trust	45,340	637,934
Columbia Property Trust, Inc.	20,950	500,077
First Potomac Realty Trust	13,848	162,714
Parkway Properties, Inc.	23,610	443,396
Piedmont Office Realty Trust, Inc. "A"	20,930	369,205

		2,349,476
Regional Malls 6.1%
CBL & Associates Properties, Inc.	25,880	463,252
Glimcher Realty Trust	16,080	217,723
Pennsylvania Real Estate Investment Trust	10,380	206,977
Taubman Centers, Inc.	2,970	216,810
The Macerich Co.	3,310	211,278

		1,316,040
Shopping Centers 10.1%
Calloway Real Estate Investment Trust (a)	14,910	342,413
DDR Corp.	6,600	110,418
Equity One, Inc.	16,620	359,491
Federal Realty Investment Trust	2,560	303,258
Kimco Realty Corp.	11,150	244,296
Kite Realty Group Trust	9,430	228,583
Regency Centers Corp.	3,570	192,173
Weingarten Realty Investors	12,190	383,985

		2,164,617
Storage 1.1%
Public Storage	1,380	228,859

Total Common Stocks (Cost $17,447,712)		16,794,276
Preferred Stocks 19.8%
Real Estate Investment Trust (“REITs”) 19.8%
Hotels 7.8%
LaSalle Hotel Properties "H"	15,750	414,225
Pebblebrook Hotel Trust "A"	16,260	419,264
Strategic Hotels & Resorts, Inc. "B"	16,570	417,564
Sunstone Hotel Investors, Inc. "D"	15,620	422,131

		1,673,184
Office 2.0%
Brandywine Realty Trust "E"	16,870	430,354
Regional Malls 2.0%
Pennsylvania Real Estate Investment Trust "B"	16,290	421,911
Shopping Centers 4.1%
Inland Real Estate Corp. "A"	15,680	415,755
Saul Centers, Inc. "C"	18,060	469,560

		885,315
Specialty Services 3.9%
National Retail Properties, Inc. "D"	18,160	469,981
Realty Income Corp. "E"	14,520	363,145

		833,126

Total Preferred Stocks (Cost $4,297,796)		4,243,890
Securities Lending Collateral 7.3%
Daily Asset Fund Institutional, 0.08% (b) (c) (Cost $1,557,535)	1,557,535	1,557,535
Cash Equivalents 2.8%
Central Cash Management Fund, 0.05% (b) (Cost $600,201)	600,201	600,201

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $23,903,244) †	108.4	23,195,902
Other Assets and Liabilities, Net	(8.4)	(1,790,715)

Net Assets	100.0	21,405,187

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $23,942,010.  At September 30, 2014, net unrealized depreciation for all securities based on tax cost was $746,108.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $195,405 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $941,513.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $1,485,322, which is 6.9% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At September 30, 2014, open written options on equity securities were as follows:

	Contracts		Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($)(d)
Exchange-Traded Call Option
Hospitality Properties Trust	33	4	10/18/2014	30.00	751	(165)
Over-The-Counter Call Options
Brandywine Realty Trust	20,000	1	11/21/2014	16.00	1,602	(940)
CBL & Associates Properties, Inc.	7,000	1	11/21/2014	18.50	1,806	(2,807)
Chesapeake Lodging Trust	5,000	1	11/7/2014	32.00	1,800	(824)
Columbia Property Trust, Inc.	10,000	1	10/24/2014	26.60	3,606	(335)
DCT Industrial Trust, Inc.	25,000	1	11/7/2014	8.30	1,370	(379)
Digital Realty Trust, Inc.	2,000	1	11/21/2014	67.00	1,247	(794)
Duke Realty Corp.	15,000	2	10/10/2014	19.00	2,602	(2)
DuPont Fabros Technology, Inc.	6,000	1	11/7/2014	29.50	2,464	(973)
EastGroup Properties, Inc.	2,500	1	11/21/2014	65.00	1,418	(4,324)
Education Realty Trust, Inc.	25,000	2	10/10/2014	11.06	2,787	(49)
Equity Lifestyle Properties, Inc.	5,000	1	12/5/2014	44.00	3,020	(3,020)
Equity One, Inc.	8,000	1	11/21/2014	23.60	6,134	(5,015)
Equity Residential	2,500	2	10/10/2014	68.25	1,213	(2)
First Potomac Realty Trust	7,000	1	10/10/2014	13.60	700	—
HCP, Inc.	5,000	3	11/7/2014	44.60	1,300	(28)
Investors Real Estate Trust	25,000	3	12/5/2014	8.00	2,168	(2,168)
Kimco Realty Corp.	5,000	1	12/5/2014	23.00	766	(766)
Kite Realty Group Trust	5,000	3	12/5/2014	25.50	1,745	(1,745)
LaSalle Hotel Properties	2,000	1	10/10/2014	36.00	1,500	(490)
Lexington Realty Trust	16,000	5	11/7/2014	11.35	960	(23)
Liberty Property Trust	8,000	1	10/24/2014	36.00	2,088	(467)
Omega Healthcare Investors, Inc.	2,500	1	10/10/2014	38.00	1,038	(2)
Parkway Properties, Inc.	12,000	3	11/7/2014	21.30	2,488	(733)
Penn Real Estate Investment Trust	10,000	1	10/24/2014	21.00	1,600	(1,329)
Piedmont Office Realty Trust, Inc.	17,000	1	11/7/2014	20.00	3,111	(122)
PS Business Parks, Inc.	2,000	1	11/21/2014	80.00	1,484	(1,621)
Public Storage	1,000	3	11/7/2014	180.50	1,300	(144)
Regency Centers Corp.	3,000	3	10/24/2014	58.50	1,590	(1,592)
Retail Properties of America, Inc.	20,000	1	12/5/2014	15.25	4,196	(4,196)
Sabra Health Care REIT, Inc.	9,000	1	10/24/2014	29.00	2,144	(33)
Senior Housing Properties Trust	12,000	1	12/5/2014	22.00	2,430	(2,430)
Taubman Centers, Inc.	2,000	1	11/21/2014	76.50	1,740	(1,983)
The Macerich Co.	3,000	1	11/21/2014	67.00	2,240	(912)
Universal Health Realty Income Trust	4,000	2	11/7/2014	45.50	1,222	(145)
Ventas, Inc.	6,000	1	11/7/2014	67.00	3,373	(378)
Weingarten Realty Investors	7,000	3	11/7/2014	34.75	2,290	(615)

Total Over-The-Counter Call Options	74,542	(41,386)
Total	75,293	(41,551)

(d)	Unrealized appreciation on written options on equity securities at September 30, 2014 was $33,742, net of premiums received.

Counterparties:
1	Morgan Stanley
2	UBS AG
3	Citibank N.A.
4	Goldman Sachs & Co.
5	Bank of America

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$16,794,276	$—	$—	$16,794,276
Preferred Stocks(e)	4,243,890	—	—	4,243,890
Short-Term Investments(e)	2,157,736	—	—	2,157,736
Total	$23,195,902	$—	$—	$23,195,902
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(f)
Written Options	$(165)	$(41,386)	$—	$(41,551)
Total	$(165)	$(41,386)	$—	$(41,551)

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Options
Equity Contracts	$33,742

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Estate Securities Income Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014